Tax - Asset and liability (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax
Deferred tax assets	£ (1,011)	£ (1,412)
Deferred tax liability	266	454
Net deferred tax asset	£ (745)	£ (958)	£ (1,157)